SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Special Value Opportunities Fund, LLC
2951 28th Street
Suite 1000
Santa Monica, California 90405
(310) 566-1000

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21603

________________

1.	Title of the class of securities of Special Value Opportunities Fund, LLC (the “Fund”) to be redeemed:

Series Z Preferred Shares

2.	The date on which the securities are to be called or redeemed:

January 2, 2015

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3 of the Statement of Preferences of Series Z Preferred Shares of the Fund

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund is redeeming 400 Series Z Preferred Shares, having an aggregate principal amount of $200,000. The Fund intends to redeem all outstanding Series Z Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of December, 2014.

Special Value Opportunities Fund, LLC

By: /s/ Elizabeth Greenwood

       Name: Elizabeth Greenwood

       Title: Chief Compliance Officer